COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Years Ending, December 31:
2015	$ 121,788	$ 166,735
2016	75,750	75,750
2017	58,500	58,500
Total	$ 256,038	$ 300,985